Related Party Transactions	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions
4.	Related Party Transactions

Manager

All vessels owned by the Company receive management services from the Manager, pursuant to ship management agreements between each of the ship-owning companies and the Manager.

In June 2011, each of the ship-owning subsidiaries entered into an amended and restated management agreement and the Company entered into a services agreement with the Manager pursuant to which the monthly technical management fee increased from $16.5 to $18.975 and the monthly services fee increased from $118.5 to $136.275, respectively, effective June 1, 2011. In addition, in connection with the relocation of the Company’s offices in June 2011, the Company entered into an agreement with the Manager pursuant to which the Company agreed to pay the Manager 65% of the rental due for the office space, commencing June 2011, and 65% of the apportioned common expenses and maintenance expenses. In addition, based on the amended services agreement FreeSeas reimbursed the Manager with the lump sum of $144 (equivalent of Euro 100) for the expenses incurred in relation to the relocation of the Manager’s offices and early termination cost for previous lease agreement.

Each of the Company’s ship-owning subsidiaries pays, as per its management agreement with the Manager, monthly technical management fee of $18.975 (on the basis that the $/Euro exchange rate is 1.30 or lower; if on the first business day of each month the $/Euro exchange rate exceeds 1.30 then the management fee payable will be increased for the month in question, so that the amount payable in $ will be the equivalent in Euro based on 1.30 $/Euro exchange rate) plus a fee of $0.4 per day for superintendant attendance and other direct expenses.

FreeSeas also pays the Manager a fee equal to 1.25% of the gross freight or hire from the employment of FreeSeas’ vessels. The Manager has subcontracted the charter and post charter management of FreeSeas’ vessels and pays the 1.25% of the gross freight or hire from the employment of the vessels to Safbulk Pty Ltd (“Safbulk”), an entity affiliated with one Company’s major shareholders. Such sub-management agreement was terminated in March 2012 and the Manager has commenced the provision of the commercial management of the Company’s fleet. In addition, FreeSeas pays a 1% commission on the gross purchase price of any new vessel acquired or the gross sale price of any vessel sold by FreeSeas with the assistance of the Manager. During the period ended June 30, 2012, there were no vessel disposals. During the same period ended June 30, 2011, the Company paid the Manager $42 relating to the sale of M/V Free Envoy. In addition, the Company has incurred commission expenses relating to its commercial agreement with the Manager amounting to $111 and $213 for the six months ended June 30, 2012 and 2011, respectively.

FreeSeas pays, as per its services agreement with the Manager, a monthly fee of $136.275, (on the basis that the $/Euro exchange rate is 1.35 or lower; if on the last business day of each month the $/Euro exchange rate exceeds 1.35 then the service fee payable will be adjusted for the following month in question, so that the amount payable in dollars will be the equivalent in Euro based on 1.35 $/Euro exchange rate) as compensation for services related to accounting, financial reporting, implementation of Sarbanes-Oxley internal control over financial reporting procedures and general administrative and management services plus expenses. The Manager is entitled to a termination fee if the agreement is terminated upon a “change of control” as defined in its services agreement with the Manager. The termination fee as of June 30, 2012 would be $89,055. In connection with the shares to be issued to the Manager in payment of unpaid management and services fees, described below, the Manager has waived its right to terminate the services agreement and receive such termination fee.

At its April 2012 meeting, Company’s Board of Directors approved the issuance of 1,660,694 shares of FreeSeas' common stock to the Manager in payment of the $926 in unpaid fees due to the Manager for the first quarter of 2012 under the management and services agreements with FreeSeas. The number of shares to be issued to the Manager was based on the closing prices of FreeSeas' common stock on the first day of each month during the quarter, which are the dates the management and services fees were due and payable. Upon issuance of these restricted shares, Mr. Varouxakis, who is our Chairman, Chief Executive Officer and President and the owner of the Manager, will beneficially own approximately 26% of FreeSeas' outstanding common stock. The Board also approved the issuance of an aggregate of 199,642 shares of FreeSeas' common stock to the non-executive members of its Board of Directors in payment of $31 per person in unpaid Board fees for the last three quarters of 2011. The aggregate number of shares to be issued to the directors was based on the closing prices of FreeSeas' common stock on the last day of each of the last three quarters of 2011, which are the dates that the Board fees were due and payable. All of the foregoing shares will be restricted shares under applicable U.S. securities laws.

Fees and expenses charged by the Manager are included in the accompanying unaudited interim condensed consolidated financial statements in “Management fees to a related party,” “General and administrative expenses” and “Operating expenses”. The total amounts charged for the six months ended June 30, 2012 and 2011 amounted to $3,190 ($1,771 of management fees, $1,327 of services fees, $82 of superintendent fees and $10 for other expenses) and $2,157, ($956 of management fees, $761 of services fees, $144 for office renovation expenses, $72 of superintendent fees and $224 for management fees for vessels under construction), respectively.

The management and services fees for the six months ended June 30, 2012 include the amount of $1,245 recognized as stock-based compensation expense for the issuance of 1,660,694 shares of the Company's common stock to the Manager and the issuance of 199,642 shares of the Company’s common stock to the non-executive members of its Board of Directors, in payment of the $926 in unpaid fees due to the Manager for the first quarter of 2012 and in payment of $31 per person in unpaid Board fees for the last three quarters of 2011, respectively.

The balance due from the Manager as of June 30, 2012 and December 31, 2011 was $764 and $563, respectively. The amount paid to the Manager for office space during the six months ended June 30, 2012 and 2011 was $110 and $130, respectively and is included in “General and administrative expenses” in the accompanying unaudited interim condensed consolidated statements of operations.

First Business Bank (FBB)

FreeSeas received from FBB, in which one of the Company’s major shareholders holds a substantial interest, and in which the Company’s Chairman, Chief Executive Officer and President owns a minority interest, a loan of $27,750 (Note 9) in December 2009, to refinance its then existing loan balance of $21,750 with FBB and to receive additional liquidity of up to $6,000 with a first priority mortgage over the M/V Free Impala and the M/V Free Neptune. The outstanding balance of the loan as of June 30, 2012 was $23,237. Interest charged under the loan facility for the six months ended June 30, 2012 and 2011 amounts to $533 and $411, respectively, and is included in the interest and finance cost in the accompanying unaudited interim condensed consolidated statements of operations.

On December 23, 2011 the Company agreed by letter with FBB to defer the repayment installment of $837.5 and the interest payment of $197 both due on December 16, 2011 until the next repayment date March 16, 2012. In addition, the bank granted a waiver to the security value covenant and the financial covenants and their testing has been waived until March 16, 2012. On March 23, 2012, the Company received a notice from FBB according to which failure to (i) pay the $1,675 repayment installment due in March 2012 (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default. On April 12, 2012, the Company received notice from FBB according to which along with the previously mentioned events, failure to make periodic monthly installments into the retention account since September 2011 and violation of loan to value covenant constitute events of default and notifies the Company that if remedy of all of the above is not made up to April 20, 2012, FBB will take whatever action is open to them. The Company has not either paid the installment of $837.5 which was due on June 18, 2012 or the accrued interest. The Company is in discussions to permanently amend the amortization schedule and reach an agreement on the unpaid principal and interest

Other Related Parties

The Company, through Free Bulkers and Safbulk (Free Bulkers had subcontracted until March 2012 the charter and post charter management of the Company’s fleet to Safbulk, a company controlled by the Restis family, which is one of our shareholders) uses from time to time a ship-brokering firm associated with family members of the Company’s Chairman, Chief Executive Officer and President for certain of the charters of the Company’s fleet. During the six months ended June 30, 2012 and 2011, such shipbrokering firm charged the Company commissions of $25 and $37, respectively, which are included in “Commissions” in the accompanying unaudited interim condensed consolidated statements of operations. The balance due to the shipbrokering firm as of June 30, 2012 and December 31, 2011 was $86 and $84, respectively.